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Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, NY 10019
212-713-4000

                                                  March 5, 1997

Edgar Policy
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Dear Ladies and Gentlemen:

        On February 28, 1997, an Edgarized 497 filing was inadvertently made on behalf of PaineWebber Investment Series. This was done as a result of inputting incorrect CIK and CCC numbers in the filing submission header. The filing was accepted by the SEC at 15:45, Accession Number 0000928385-97-000388.

        We respectfully request that the filing inadvertently made on behalf of PaineWebber Investment Series, Accession Number 0000928385-97-000388,
CIK No. 0000808424, be disregarded.

        Thank you for your attention to this matter. Please call me at
(212) 713-1249 if you require additional information.


                                        Sincerely,

                                        /s/ Jennifer Farrell

                                        Jennifer Farrell
                                        Legal Assistant